Related Party Transactions - Net Book Value of Assets Contributed to Memorial Resource (Detail) (Memorial Resource [Member], USD $) In Thousands, unless otherwise specified	Dec. 12, 2012
Memorial Resource [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents	$ 3,751
Accounts receivable	11,125
Prepaid expenses and other current assets	3,470
Property, plant and equipment, net	416
Accounts payable	(7,898)
Accrued liabilities	(7,864)
Net assets	$ 3,000